Issued Capital	12 Months Ended
Jun. 30, 2024
Issued Capital [Abstract]
ISSUED CAPITAL

10. ISSUED CAPITAL

		Years Ended June 30,
	Notes	2024	2023	2022

(a) Issued Capital
5,245,115,318 (2023: 2,439,897,618) fully paid ordinary shares	10(b)	223,152,985	213,971,323	213,787,061
Nil (2023: Nil) options for fully paid ordinary shares	10(c)	-	-	-

		223,152,985	213,971,323	213,787,061

(b) Movements in Issued Shares

	June 30,
	2024		2023		2022
	No. of shares	A$	No. of shares	A$	No. of shares	A$
Beginning of the year	2,439,897,618	213,971,323	2,406,874,578	213,787,061	2,084,016,678	197,447,990

Movement during the year	2,805,217,700	9,181,662	33,023,040	184,262	322,857,900	16,339,071

End of the year	5,245,115,318	223,152,985	2,439,897,618	213,971,323	2,406,874,578	213,787,061

Details of share issuances are as follows:

Date	Details	Notes	Number	Issue Price	$
Year end June 30, 2021			1,046,658,646		36,744,236
July 2, 2021	Issue of shares under ATM Facility		322,857,900	0.053	17,176,040
June 30, 2022	Security issuance costs				(836,969)
Year end June 30, 2022			322,857,900		16,339,071
September 21, 2022	Issue of shares under ATM Facility		9,543,840	0.0135	128,842
March 15, 2023	Issue of shares under ATM Facility		23,479,200	0.0080	187,834
June 30, 2023	Security issuance costs				(132,413)
Year end June 30, 2023			33,023,040		184,263
November 29, 2023	Issue of shares under ATM Facility		362,462,762	0.0035	1,268,620
January 8, 2024	Issue of shares under ATM Facility		1,008,965,805	0.0035	3,531,380
February 2, 2024	Security issuance costs		571,428,556	0.0035	2,000,000
March 4, 2024	Issue of shares under ATM Facility		855,263,158	0.0038	3,250,000
April 22, 2024	Issue of shares under options exercised		7,097,419	0.0070	49,682
June 30, 2024	Security issuance costs		-		(918,020)
Year end June 30, 2024			2,805,217,700		9,181,662

(c) Terms and Conditions of Issued Capital

Ordinary shares

Ordinary shares have the right to receive dividends as declared and, in the event of a winding up of the Group, to participate in the proceeds from the sale of all surplus assets in proportion to the number of and amounts paid up on shares held. Ordinary shares entitle their holder to vote, either in person or by proxy, at a meeting of the Group’s shareholders.

Options

Option holders do not have the right to receive dividends and are not entitled to vote at a meeting of the Group’s shareholders. Options may be exercised at any time from the date they vest to the date of their expiration. Share options convert into ordinary shares on a one for one basis on the date they are exercised.

(d) Shares Issued after Reporting Date

No shares have been issued after the reporting date.